Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments by Category [Abstract]
Schedule of Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments as at the end of each reporting period are as follows:

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets	-	10,352	10,352
Cash and bank balances	-	1,093,833	1,093,833
Trade receivables	-	145,893	145,893
Financial assets at FVTPL	1,951	-	1,951
Financial assets included in other non-current assets	-	3,000	3,000

Total	1,951	1,253,078	1,255,029

Financial liabilities

Financial liabilities at amortized cost
RMB

Interest-bearing bank and other borrowings (current and non-current portions)	1,795,595
Trade payables	72,445
Financial liabilities included in other payables and accruals	63,122
Long-term payables (current and non-current portion)	37,458

Total	1,968,620

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total	Total
	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets	-	9,846	9,846	1,349
Cash and bank balances	-	1,261,211	1,261,211	172,785
Trade receivables	-	83,143	83,143	11,390
Financial assets at FVTPL	1,141	-	1,141	156
Financial assets included in other non-current assets	-	2,439	2,439	334

Total	1,141	1,356,639	1,357,780	186,014

Financial liabilities

	Financial liabilities at amortized cost	Total
	RMB	US$

Interest-bearing bank and other borrowings (current and non-current portions)	1,668,497	228,583
Trade payables	91,966	12,599
Financial liabilities included in other payables and accruals	73,670	10,094
Long-term payables (current and non-current portion)	29,344	4,020

Total	1,863,477	255,296